Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	$ (249,593)	$ (155,717)	$ (198,156)
Mortgage loans	(53,574)	(91,569)	(41,381)
Consumer loans	(357,647)	(206,172)	(201,859)
Contingent loans	2,902	24,363	(5,189)
Loans and account receivable at FVOCI	(1,040)	201	(58)
Debt at FVOCI	(188)	78	529
Debt at amortised cost	606	(1,038)	(957)
Total	(658,534)	(429,854)	(447,071)
Recovery of loans previously charged-off	153,944	107,069	90,577
TOTAL	(504,590)	(322,785)	(356,494)
Defaulted loans from mortgage	89,994	93,614
Corporate | Stage 1
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(3,447)	(132)	(4,325)
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	(696)	1,184	(453)
Loans and account receivable at FVOCI	(1,040)	201	(58)
Debt at FVOCI	(188)	0	0
Debt at amortised cost	606	0	0
Total	(4,765)	1,253	(4,836)
Corporate | Stage 2
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(842)	19,358	(272)
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	(91)	6,316	837
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(933)	25,674	565
Corporate | Stage 3
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(84,997)	(92,539)	(90,349)
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	963	(816)	(1,511)
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(84,034)	(93,355)	(91,860)
Others commercial | Stage 1
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(9,814)	3,898	(8,734)
Mortgage loans	(1,515)	4,582	5,010
Consumer loans	1,347	(29,029)	(16,234)
Contingent loans	3,152	14,256	(2,864)
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	78	529
Debt at amortised cost	0	(1,038)	(957)
Total	(6,830)	(7,253)	(23,250)
Others commercial | Stage 2
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(3,100)	(4,686)	(515)
Mortgage loans	(6,783)	1,213	4,936
Consumer loans	(6,022)	(57,262)	(72,115)
Contingent loans	(653)	1,834	231
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(16,558)	(58,901)	(67,463)
Others commercial | Stage 3
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(147,393)	(81,616)	(93,961)
Mortgage loans	(45,276)	(97,364)	(51,327)
Consumer loans	(352,972)	(119,881)	(113,510)
Contingent loans	227	1,589	(1,429)
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	$ (545,414)	$ (297,272)	$ (260,227)